Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Accounts and notes receivable

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Accounts receivable	6,346,156	4,384,232
Less: Loss allowance	(1,910)	(2,669)
	6,344,246	4,381,563

Aging of Accounts Receivable which are Past Due but not Impaired

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Current	6,327,791	4,357,073
Within 1 month	18,365	27,159
	6,346,156	4,384,232